Shareholders' Equity (Details) - USD ($)				12 Months Ended
		Apr. 20, 2023	Jan. 10, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 05, 2024	Jul. 23, 2022
Shareholders' Equity [Line Items]
Authorized share capital (in Dollars)				$ 50,000
Common stock, shares authorized				500,000,000
Voting shares				one
Capital contribution (in Dollars)				$ 35,251,717
Net increase in capital contribution (in Dollars)				$ 8,161,783
Statutory reserves unit percentage				10.00%
Registered capital percentage				50.00%
Statutory reserves (in Dollars)				$ 282,545	$ 282,545
Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Common stock, shares authorized	[1]			300,000,000	300,000,000
Common stock, par or stated value per share (in Dollars per share)	[1]			$ 0.0001	$ 0.0001
Ordinary shares issued	[1]			179,180,431	10,963,040
Ordinary shares outstanding	[1]			179,180,431	10,963,040
Shares issued			8,144,598
Voting shares				one
Class B Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Common stock, shares authorized	[1]			200,000,000	200,000,000
Common stock, par or stated value per share (in Dollars per share)	[1]			$ 0.0001	$ 0.0001
Ordinary shares issued	[1]			3,786,960	3,786,960
Ordinary shares outstanding	[1]			3,786,960	3,786,960
Shares issued			3,755,402
Voting shares				twenty
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Common stock, par or stated value per share (in Dollars per share)							$ 0.0001
Ordinary shares issued								68,442
Ordinary shares outstanding			8,213,040					68,442
Shares issued			8,144,598
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued								31,558
Ordinary shares outstanding			3,786,960					31,558
Shares issued			3,755,402
Initial Public Offering [Member]
Shareholders' Equity [Line Items]
Capital contribution (in Dollars)				$ 11,000,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares outstanding				10,963,040
Shares issued		2,750,000
Initial Public Offering [Member] | Class B Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares outstanding				3,786,960

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023.